COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                      Supplement dated October 28, 1998 to

                          Prospectus dated May 1, 1998

The following information is in addition to certain information contained in your prospectus for the Cova variable annuity.

1. The following paragraph is added to Section 4 - Investment Options - Dollar Cost Averaging:

     Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

2.   The following information is added to your prospectus as an Appendix:

CONDENSED FINANCIAL INFORMATION
ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.




                                           Period            Year or         Year or
                                            Ended             Period Ended    Period Ended
                                           6/30/98           12/31/97        12/31/96
                                          (unaudited)

RUSSELL INSURANCE FUNDS

Multi-Style Equity Sub-Account                                *                  *
Beginning of Period                         $10.00
End of Period                               $11.95
Number of Accum. Units Outstanding         1,269,404

Aggressive Equity Sub-Account                                 *                  *
Beginning of Period                         $10.00
End of Period                               $10.63
Number of Accum. Units Outstanding         264,785

Non-U.S. Sub-Account                                          *                  *
Beginning of Period                         $10.00
End of Period                               $11.20
Number of Accum. Units Outstanding         466,333

Core Bond Sub-Account                                         *                  *
Beginning of Period                         $10.00
End of Period                               $10.32
Number of Accum. Units Outstanding         847,253

GENERAL AMERICAN CAPITAL COMPANY

Money Market Sub-Account
Beginning of Period                         $10.67            $10.23             $10.00
End of Period                               $10.89            $10.67             $10.23
Number of Accum. Units Outstanding         966,618            311,051            34,964

* The accumulation unit values shown for the beginning of the period reflect the date they were first offered for sale under the contracts which was January 2, 1998. The accumulation unit values shown for the beginning of the period for the General American Money Market Sub-Account reflect the date they were first offered for sale through the Separate Account which was on June 3, 1996.


3.   The following  information replaces the information contained in Appendix B
     - Performance Information:


FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT
NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures in Part 1 and Part 2 below present investment performance information for the periods ended June 30, 1998. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 1998 may be significantly different (lower) than the numbers shown below.

PART 1

The Chart below reflects the performance of the accumulation units invested in the Portfolios for the periods shown.

Column A presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of the portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

PART 1
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:


                                                        Accumulation Unit Performance
                                               Column A                   Column B
                                            (reflects insurance        (reflects all charges
                                               charges and                and portfolio
                                              portfolio expenses         expenses)
-------------------------------------------------------------------------------------------------
                           Separate Account
                           Inception Date                    since                       since
Portfolio                  in Portfolio           1 yr       inception         1 yr     inception
-------------------------------------------------------------------------------------------------


RUSSELL INSURANCE FUNDS

Multi-Style Equity          1/2/98              --        19.50%             --          14.38%

Aggressive Equity           1/2/98              --         6.29%             --           1.19%

Non-U.S.                    1/2/98              --        12.01%             --           6.90%

Core Bond                   1/2/98              --         3.16%             --          -1.95%

GENERAL AMERICAN
CAPITAL COMPANY

Money Market                6/3/96               4.30%      4.20%           -.81%          1.95%

PART 2

The contracts are relatively new and therefore have no meaningful performance history. However, the portfolios of Russell Insurance Funds and the Money Market
Fund of General American Capital Company have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance was developed. The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

The performance figures in Column A reflect the fees and expenses paid by each portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.
Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

PART 2
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:



------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation Unit Performance
                                                                                      Column B                   Column C
                                                                                 (reflects insurance       (reflects all charges
                                                   Portfolio Performance            charges and                and portfolio
                                                         Column A                portfolio expenses)             expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                Portfolio                   10 yrs or                     10 yrs or                      10 yrs or
                                Inception                   since                         since                          since
Portfolio                       Date        1 yr   5 yrs    inception      1 yr   5 yrs   inception     1 yr    5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------

RUSSELL INSURANCE FUNDS

 Multi-Style Equity           1/2/97    34.35%    --     34.01%        32.95%    --     32.61%       27.85%     --          28.01%

 Aggressive Equity            1/2/97    25.54%    --     28.07%        23.14%    --      26.67%      18.04%     --         22.07%

 Non-U.S.                     1/2/97     1.16%    --      8.62%        -0.24%    --       7.22%       -5.34%    --          2.62%

 Core Bond                    1/2/97    10.64%    --      9.18%         9.24%    --       7.78%    4.14%      --          3.18%

GENERAL AMERICAN CAPITAL COMPANY

   Money Market                 10/1/87    5.76%   5.15%    6.02%         4.36%    3.75%     4.62%   -0.74%     -0.85%     4.52%


CL-4120(10/98)